SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Cash	$ 50,167		$ 41,607
Cash equivalents	231		2,660
Total	$ 50,398	$ 42,651	$ 44,267	$ 39,997	$ 32,527	$ 35,721